Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash And Investments [Abstract]
Restricted Cash

	2012	2011
	$	$

Cash classified as restricted for use comprise of the following:

Cash restricted by prudential solvency requirements	11	9
Cash balances held by the Tropicana project	23	22
Other	1	4
	35	35

Long-term restricted cash balances are included in Other long-term assets (See Note 15).